Loans Payable — Third Party (Details) - Schedule of Loans Payable - USD ($)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2023
Cenntro Automotive Group Limited [Member]
Schedule of Loans Payable [Line Items]
Currency	[1]	JPY
Period	[1]	July 2022 – June 2023
Interest rate	[1]	5.00%
Third Party guarantee	[1]
Directors’ Personal guarantee	[1]
Carrying amount	[1]	$ 790,450
Third parties [Member]
Schedule of Loans Payable [Line Items]
Carrying amount		$ 790,450

[1]	The loan payable was subsequently converted into equity by issuing 571,930 ordinary shares on January 31, 2023.